Inventories, Net (Details) - Schedule of Land Includes Properties for the Development - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Inventories, Net (Details) - Schedule of Land Includes Properties for the Development [Line Items]
Land	[1]	S/ 117,791	S/ 118,603
Lurin [Member]
Inventories, Net (Details) - Schedule of Land Includes Properties for the Development [Line Items]
Land	[2]	46,361	47,365
San Isidro [Member]
Inventories, Net (Details) - Schedule of Land Includes Properties for the Development [Line Items]
Land	[3]	56,634	56,499
Nuevo Chimbote [Member]
Inventories, Net (Details) - Schedule of Land Includes Properties for the Development [Line Items]
Land	[4]	S/ 14,796	S/ 14,739

[1]	Land includes properties for the development of the following projects of the subsidiary Viva Negocio Inmobiliario S.A.C.:
[2]	Land located in the district of Lurin, province of Lima, destined for industrial development. With an area of 71.4 hectares, which corresponds to the subsidiary Inmobiliaria Almonte S.A.C.
[3]	Land located at Calle David Samanez Ocampo N° 140 in the district of San Isidro, for the development of a real estate housing project; with an area of 0.125 hectares, which corresponds to the subsidiary Inmobiliaria Pezet 417 S.A.C.
[4]	Land located at Calle Paul Harris N° 332 and N° 336 in the district of Barranco, for the development of a housing real estate project; with an area of 0.062 hectares, which corresponds to the Paul Harris project.